Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
Accumulated Other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Net change on available-for-sale investments		Pension and post-employment actuarial changes	Total
Balance, January 1, 2016	$261,357	$39,329	$(72)		$(13,877)	$286,737
OCI (loss) before reclassifications	(61,029)	34,308	213		2,856	(23,652)
Amounts reclassified	—	(7,554)	—		(604)	(8,158)
Net current period OCI	(61,029)	26,754	213		2,252	(31,810)
Balance, December 31, 2016	$200,328	$66,083	$141		$(11,625)	$254,927
OCI before reclassifications	(200,400)	8,714	—		838	(190,848)
Amounts reclassified	—	(6,805)	(141)	—	(313)	(7,259)
Net current period OCI	$(200,400)	$1,909	$(141)		$525	$(198,107)
Balance, December 31, 2017	$(72)	$67,992	$—		$(11,100)	$56,820

Amounts reclassified from AOCI for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales while those for pension and post-employment actuarial changes affected administrative expenses.